BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Current non-recourse borrowings in subsidiaries of the company	$ 238	$ 793
Non-current non-recourse borrowings in subsidiaries of the company	$ 8,094	$ 8,030